Amount of Prior Service Cost and Actuarial Loss Included in Accumulated Other Comprehensive Loss that is Expected to Be Recognized in Net Periodic Benefit Cost (Parenthetical) (Detail) (USD $)
In Millions, unless otherwise specified
12 Months Ended
Dec. 31, 2012
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Actuarial loss, taxes	$ 6.3
Prior service cost, taxes	0.5
Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Actuarial loss, taxes	0.4
Prior service cost, taxes	$ (0.1)